Capital and Reserves - Schedule of Share Capital and Share Premium (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of classes of share capital [Line Items]
Beginning balance		$ 1,357,368	$ 1,558,932	$ 1,405,462
Shares issued during the year on exercise of share based awards		41,648	40,033	44,860
Ending balance		862,292	1,357,368	1,558,932
Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance		52	52	46
Ending balance		52	52	52
Share Premium [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance		1,977,318	1,960,691	1,607,373
Ending balance		$ 1,985,555	$ 1,977,318	$ 1,960,691
Ordinary shares [member]
Disclosure of classes of share capital [Line Items]
Beginning balance	[1]	60,303,844	59,343,426
Shares issued during the year on exercise of share based awards	[1]	312,764	960,418
Conversion of class B shares to ordinary shares	[1]	2,970,295
Ending balance	[1]	63,586,903	60,303,844	59,343,426
Ordinary shares [member] | Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	[1]	$ 31	$ 31
Conversion of class B shares to ordinary shares	[1]	1
Ending balance	[1]	32	31	$ 31
Ordinary shares [member] | Share Premium [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	[1]	668,203	651,576
Shares issued during the year on exercise of share based awards	[1]	8,237	16,627
Conversion of class B shares to ordinary shares	[1]	91,195
Ending balance	[1]	$ 767,635	$ 668,203	$ 651,576
Class B Shares [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	[1]	42,638,206	42,638,206
Conversion of class B shares to ordinary shares	[1]	(2,970,295)
Ending balance	[1]	39,667,911	42,638,206	42,638,206
Class B Shares [Member] | Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	[1]	$ 21	$ 21
Conversion of class B shares to ordinary shares	[1]	(1)
Ending balance	[1]	20	21	$ 21
Class B Shares [Member] | Share Premium [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	[1]	1,309,115	1,309,115
Conversion of class B shares to ordinary shares	[1]	(91,195)
Ending balance	[1]	$ 1,217,920	$ 1,309,115	$ 1,309,115

[1]	Par value of USD 0.0005 per share